Film Costs (Summary of Film Costs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Motion picture productions:
Released		¥ 68,302		¥ 99,482
Completed and not released		20,148		18,776
In production and development		141,268		67,199
Television productions:
Released		126,236		186,344
In production and development		33,712		25,093
Film costs for content predominantly monetized individually		389,666		396,894
Film costs for Media Networks content	[1]	69,760		61,959
Less: current portion of broadcasting rights included in inventories	[2]			(31,517)
Film costs		¥ 459,426	¥ 458,853	¥ 427,336

[1]	Substantially all of Sony’s film costs for Media Networks content are broadcasting rights and predominantly monetized with other content.
[2]	Sony adopted ASU 2019-02 from April 1, 2020, and as a result, broadcasting rights in the Pictures segment and animation film production costs in the Music segment were reclassified from inventories to film costs.